DESCRIPTION OF BUSINESS - License and Distribution Agreements (BioInvent International AB) (Details) kr / shares in Units, $ / shares in Units, $ in Thousands, kr in Millions			1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 24, 2021 $ / shares shares	Jul. 24, 2020 shares	Nov. 30, 2020 USD ($)	Oct. 31, 2020 SEK (kr) shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2022 kr / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Description of Business and Basis of Presentation
Acquired in-process research and development | $							$ 6,555	$ 17,828
Shares issued | shares	15,853,658	23,000,000
Offering price per share | $ / shares	$ 2.05
BioInvent International AB
Description of Business and Basis of Presentation
Upfront payment | $			$ 5,900
Acquired in-process research and development | $								$ 5,900
Number of new shares issued | shares				1,200,000
Number of warrants issued | shares						588,000
Each warrants issued for new share | shares						1
Subscription Period For Warrants				5 years		5 years
Shares issued | shares					275,000
Proceeds from sale of ordinary shares | $					$ 1,300
Offering price per share | kr / shares						kr 78.50
Investment | kr				kr 53.8
BioInvent International AB | Maximum
Description of Business and Basis of Presentation
Potential milestones and royalties | $			$ 83,000